Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Deferred Tax Assets And Liabilities	December 31, 2021 2020 Provision (benefit) at statutory rate $(816,000) $(305,000)Permanent differences - 1,000 Temporary differences 206,000 79,000 Change in valuation allowance 610,000 225,000 December 31, 2021 2020 Deferred tax assets: Net operating loss carryforward $4,357,000 $4,328,270 Other assets 248,000 217,000 Deferred tax assets 4,605,000 4,545,270 Deferred tax liabilities: - - Net deferred tax assets 4,605,000 4,545,270 Valuation allowance (4,605,000) (4,545,270)